SUMMARY OF CHANGES IN COMMON SHARE PURCHASE WARRANTS (Details)		6 Months Ended						12 Months Ended
		Apr. 30, 2022 $ / shares shares	Apr. 30, 2022 $ / shares $ / shares shares	Apr. 30, 2021 $ / shares $ / shares shares		Apr. 30, 2021 $ / shares shares		Oct. 31, 2021 $ / shares $ / shares shares		Oct. 31, 2021 $ / shares shares		Oct. 31, 2020 $ / shares $ / shares shares		Oct. 31, 2020 $ / shares shares		Apr. 30, 2022 $ / shares	Apr. 22, 2022 $ / shares	Feb. 19, 2020 $ / shares
Class of Warrant or Right [Line Items]
Exercise price | $ / shares								$ 0.05		$ 0.05							$ 0.20	$ 0.08
Beginning balance		59,548,982	59,548,982	10,109,642		10,109,642		10,109,642		10,109,642		71,596,996		71,596,996
Granted								56,979,482		56,979,482		3,643,791		3,643,791
Exercised								(7,014,969)		(7,014,969)		(40,336,661)		(40,336,661)
Expired/Cancelled								(525,173)		(525,173)		(24,794,484)		(24,794,484)
Ending balance								59,548,982		59,548,982		10,109,642		10,109,642
Weighted average exercise price, beginning | (per share)		$ 0.22		$ 0.11		$ 0.11		$ 0.11		$ 0.11				$ 0.07
Weighted average exercise price, granted | (per share)								0.23						0.21
Weighted average exercise price, exercised | (per share)								0.16						0.08
Weighted average exercise price, expired/cancelled | (per share)								0.21						0.08
Weighted average exercise price, ending | (per share)								$ 0.22				$ 0.11		$ 0.11
Purchase Warrant One [Member]
Class of Warrant or Right [Line Items]
Beginning balance		59,548,982	59,548,982
Granted		933,333	933,333
Exercised		(23,701,146)	(23,701,146)
Expired/Cancelled		(5,660,296)	(5,660,296)
Ending balance		31,120,873	31,120,873					59,548,982		59,548,982
Weighted average exercise price, beginning | $ / shares			$ 0.22
Weighted average exercise price, granted | $ / shares			0.20
Weighted average exercise price, exercised | $ / shares			0.18
Weighted average exercise price, expired/cancelled | $ / shares			0.16
Weighted average exercise price, ending | $ / shares			$ 0.26							$ 0.22
Purchase Warrant Two [Member]
Class of Warrant or Right [Line Items]
Beginning balance
Granted		7,375,499	7,375,499
Exercised
Expired/Cancelled
Ending balance		4,375,499	4,375,499
Weighted average exercise price, beginning | $ / shares
Weighted average exercise price, granted | $ / shares		0.27
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, expired/cancelled | $ / shares
Weighted average exercise price, ending | $ / shares		$ 0.27
Purchase Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance		59,548,982	59,548,982	10,109,642		10,109,642		10,109,642		10,109,642
Granted		8,308,832	8,308,832	25,724,955		25,724,955
Exercised		(23,701,146)	(23,701,146)	(400,000)		(400,000)
Expired/Cancelled		(5,660,296)	(5,660,296)
Ending balance		38,496,372	38,496,372	35,434,597		35,434,597		59,548,982		59,548,982		10,109,642		10,109,642
Weighted average exercise price, beginning | $ / shares						$ 0.11				$ 0.11
Weighted average exercise price, granted | $ / shares						0.19
Weighted average exercise price, exercised | $ / shares						0.05
Weighted average exercise price, expired/cancelled | $ / shares
Weighted average exercise price, ending | $ / shares						0.17								$ 0.11
August 31, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.21	[1]	$ 0.21	[1]	$ 0.21	[2]	$ 0.21	[2]
Weighted Average Life (Years)				4 months 2 days		4 months 2 days		0 years	[2]	0 years	[2]
Beginning balance	[2]			3,643,791		3,643,791		3,643,791		3,643,791
Granted									[2]		[2]
Exercised								(3,118,618)	[2]	(3,118,618)	[2]
Expired/Cancelled								(525,173)	[2]	(525,173)	[2]
Ending balance				3,643,791		3,643,791			[2]		[2]	3,643,791	[2]	3,643,791	[2]
Expiry Date	[1]			Aug. 31, 2021		Aug. 31, 2021
November 22, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.19	[1]	$ 0.19	[1]	$ 0.19		$ 0.19						$ 0.19
Weighted Average Life (Years)				6 months 21 days		6 months 21 days		1 month 20 days		1 month 20 days
Beginning balance		4,160,021	4,160,021
Granted				5,599,171		5,599,171		5,599,171		5,599,171
Exercised		(4,080,573)	(4,080,573)					(1,439,150)		(1,439,150)
Expired/Cancelled		(79,448)	(79,448)
Ending balance				5,599,171		5,599,171		4,160,021		4,160,021
Expiry Date		Nov. 22, 2021	Nov. 22, 2021	Nov. 22, 2021		Nov. 22, 2021
January 17, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.19	[1]	$ 0.19	[1]	$ 0.19		$ 0.19						0.19
Weighted Average Life (Years)				8 months 15 days		8 months 15 days		3 months 14 days		3 months 14 days
Beginning balance		7,267,914	7,267,914
Granted				7,337,914		7,337,914		7,337,914		7,337,914
Exercised		(5,959,396)	(5,959,396)					(70,000)		(70,000)
Expired/Cancelled		(1,308,518)	(1,308,518)
Ending balance				7,337,914		7,337,914		7,267,914		7,267,914
Expiry Date		Jan. 17, 2022	Jan. 17, 2022	Jan. 17, 2022		Jan. 17, 2022
January 31, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.19	[1]	$ 0.19	[1]	$ 0.19		$ 0.19						0.19
Weighted Average Life (Years)				9 months		9 months		3 months 29 days		3 months 29 days
Beginning balance		5,382,303	5,382,303
Granted				5,382,303		5,382,303		5,382,303		5,382,303
Exercised		(4,341,906)	(4,341,906)
Expired/Cancelled		(1,040,397)	(1,040,397)
Ending balance				5,382,303		5,382,303		5,382,303		5,382,303
Expiry Date		Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2022		Jan. 31, 2022
February 21, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.05	[1]	$ 0.05	[1]	$ 0.05		$ 0.05		$ 0.05		$ 0.05		0.05
Weighted Average Life (Years)				9 months 21 days		9 months 21 days		4 months 20 days		4 months 20 days		2 years 3 months 21 days		2 years 3 months 21 days
Beginning balance		1,505,200	1,505,200	1,505,200		1,505,200		1,505,200		1,505,200		1,505,200		1,505,200
Granted
Exercised		(200,000)	(200,000)
Expired/Cancelled		(1,305,200)	(1,305,200)
Ending balance				1,505,200		1,505,200		1,505,200		1,505,200		1,505,200		1,505,200
Expiry Date		Feb. 21, 2022	Feb. 21, 2022	Feb. 21, 2022		Feb. 21, 2022
March 24, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.19	[1]	$ 0.19	[1]	$ 0.19		$ 0.19						0.19
Weighted Average Life (Years)				10 months 24 days		10 months 24 days		5 months 23 days		5 months 23 days
Beginning balance		6,341,872	6,341,872
Granted				6,554,172		6,554,172		6,554,172		6,554,172
Exercised		(4,515,139)	(4,515,139)					(212,300)		(212,300)
Expired/Cancelled		(1,826,733)	(1,826,733)
Ending balance				6,554,172		6,554,172		6,341,872		6,341,872
Expiry Date		Mar. 24, 2022	Mar. 24, 2022	Mar. 24, 2022		Mar. 24, 2022
March 27, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.05	[1]	$ 0.05	[1]	$ 0.05		$ 0.05		$ 0.05		$ 0.05		0.05
Weighted Average Life (Years)				10 months 28 days		10 months 28 days		5 months 26 days		5 months 26 days		2 years 4 months 28 days		2 years 4 months 28 days
Beginning balance		982,025	982,025	1,482,025		1,482,025		1,482,025		1,482,025		3,426,025		3,426,025
Granted
Exercised		(882,025)	(882,025)					(500,000)		(500,000)		(1,944,000)		(1,944,000)
Expired/Cancelled		(100,000)	(100,000)
Ending balance				1,482,025		1,482,025		982,025		982,025		1,482,025		1,482,025
Expiry Date		Mar. 27, 2022	Mar. 27, 2022	Mar. 27, 2022		Mar. 27, 2022
April 27, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.19	[1]	$ 0.19	[1]	$ 0.19		$ 0.19						0.19
Weighted Average Life (Years)				11 months 26 days		11 months 26 days		6 months 25 days		6 months 25 days
Beginning balance		791,395	791,395
Granted				851,395		851,395		851,395		851,395
Exercised		(791,395)	(791,395)					(60,000)		(60,000)
Expired/Cancelled
Ending balance				851,395		851,395		791,395		791,395
Expiry Date		Apr. 27, 2022	Apr. 27, 2022	Apr. 27, 2022		Apr. 27, 2022
May 9, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.05	[1]	$ 0.05	[1]	$ 0.05		$ 0.05		$ 0.05		$ 0.05		$ 0.05
Weighted Average Life (Years)		7 days	7 days	1 year 7 days		1 year 7 days		7 months 9 days		7 months 9 days		2 years 6 months 7 days		2 years 6 months 7 days		7 days
Beginning balance		1,813,725	1,813,725	2,368,626		2,368,626		2,368,626		2,368,626		5,088,626		5,088,626
Granted
Exercised		(1,000,000)	(1,000,000)					(554,901)		(554,901)		(2,720,000)		(2,720,000)
Expired/Cancelled
Ending balance		813,725	813,725	2,368,626		2,368,626		1,813,725		1,813,725		2,368,626		2,368,626
Expiry Date		May 09, 2022	May 09, 2022	May 09, 2022		May 09, 2022
May 30, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares								$ 0.19		$ 0.19						$ 0.19
Weighted Average Life (Years)		29 days	29 days					7 months 28 days		7 months 28 days						29 days
Beginning balance		5,223,420	5,223,420
Granted								5,223,420		5,223,420
Exercised		(276,675)	(276,675)
Expired/Cancelled
Ending balance		4,946,745	4,946,745					5,223,420		5,223,420
Expiry Date		May 30, 2022	May 30, 2022
June 17, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares								$ 0.19		$ 0.19						$ 0.19
Weighted Average Life (Years)		1 month 17 days	1 month 17 days					8 months 15 days		8 months 15 days						1 month 17 days
Beginning balance		17,703,506	17,703,506
Granted								17,853,506		17,853,506
Exercised		(1,393,077)	(1,393,077)					(150,000)		(150,000)
Expired/Cancelled
Ending balance		16,310,429	16,310,429					17,703,506		17,703,506
Expiry Date		Jun. 17, 2022	Jun. 17, 2022
June 18, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares								$ 0.30		$ 0.30
Weighted Average Life (Years)								9 months 14 days		9 months 14 days
Beginning balance		4,350,000	4,350,000
Granted								4,350,000		4,350,000
Exercised
Expired/Cancelled
Ending balance								4,350,000		4,350,000
August 14, 2022 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares				$ 0.05	[1]	$ 0.05	[1]	$ 0.05		$ 0.05		$ 0.05		$ 0.05		$ 0.05
Weighted Average Life (Years)		3 months 14 days	3 months 14 days	1 year 3 months 14 days		1 year 3 months 14 days		10 months 13 days		10 months 13 days		2 years 9 months 14 days		2 years 9 months 14 days		3 months 14 days
Beginning balance		200,000	200,000	1,110,000		1,110,000		1,110,000		1,110,000		1,310,000		1,310,000
Granted
Exercised		(200,000)	(200,000)	(400,000)		(400,000)		(910,000)		(910,000)		(200,000)		(200,000)
Expired/Cancelled
Ending balance				710,000		710,000		200,000		200,000		1,110,000		1,110,000
Expiry Date		Aug. 14, 2022	Aug. 14, 2022	Aug. 14, 2022		Aug. 14, 2022
February 13, 2023 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares								$ 0.65		$ 0.65						$ 0.65
Weighted Average Life (Years)		9 months 14 days	9 months 14 days					1 year 4 months 13 days		1 year 4 months 13 days						9 months 14 days
Beginning balance		3,827,601	3,827,601
Granted								3,827,601		3,827,601
Exercised
Expired/Cancelled
Ending balance		3,827,601	3,827,601					3,827,601		3,827,601
Expiry Date		Feb. 13, 2023	Feb. 13, 2023
January 17, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares												$ 0.21		$ 0.21
Weighted Average Life (Years)												0 years		0 years
Beginning balance				3,643,791		3,643,791		3,643,791		3,643,791
Granted												3,643,791		3,643,791
Exercised
Expired/Cancelled
Ending balance												3,643,791		3,643,791
May 7 2020 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.07		$ 0.07
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											3,100,000		3,100,000
Granted	[3]
Exercised	[3]											(3,000,000)		(3,000,000)
Expired/Cancelled	[3]											(100,000)		(100,000)
Ending balance	[3]
October 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.08		$ 0.08
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											5,016,000		5,016,000
Granted	[3]
Exercised	[3]											(3,425,000)		(3,425,000)
Expired/Cancelled	[3]											(1,591,000)		(1,591,000)
Ending balance	[3]
November 30, 2020 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.08		$ 0.08
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											6,169,926		6,169,926
Granted	[3]
Exercised	[3]											(3,091,383)		(3,091,383)
Expired/Cancelled	[3]											(3,078,543)		(3,078,543)
Ending balance	[3]
January 23, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.08		$ 0.08
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											6,388,435		6,388,435
Granted	[3]
Exercised	[3]											(3,409,160)		(3,409,160)
Expired/Cancelled	[3]											(2,979,275)		(2,979,275)
Ending balance	[3]
March 29, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.08		$ 0.08
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											8,188,046		8,188,046
Granted	[3]
Exercised	[3]											(4,496,710)		(4,496,710)
Expired/Cancelled	[3]											(3,691,336)		(3,691,336)
Ending balance	[3]
May 13, 2021 [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	[3]											$ 0.08		$ 0.08
Weighted Average Life (Years)	[3]											0 years		0 years
Beginning balance	[3]											31,404,738		31,404,738
Granted	[3]
Exercised	[3]											(18,050,408)		(18,050,408)
Expired/Cancelled	[3]											(13,354,330)		(13,354,330)
Ending balance	[3]
July Eighteen Two Thousand Twenty Two [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares																$ 0.30
Weighted Average Life (Years)		2 months 19 days	2 months 19 days													2 months 19 days
Beginning balance		4,350,000	4,350,000
Granted
Exercised		(60,960)	(60,960)
Expired/Cancelled
Ending balance		4,289,040	4,289,040					4,350,000		4,350,000
Expiry Date		Jul. 18, 2022	Jul. 18, 2022
April Twenty Two Two Thousand Twenty Four [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares																$ 0.20
Weighted Average Life (Years)		1 year 11 months 23 days	1 year 11 months 23 days													1 year 11 months 23 days
Beginning balance
Granted		933,333	933,333
Exercised
Expired/Cancelled
Ending balance		933,333	933,333
Expiry Date		Apr. 22, 2024	Apr. 22, 2024
November Twenty Seven Two Thousand Twenty Two [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares		$ 0.75	$ 0.75
Weighted Average Life (Years)		6 months 29 days	6 months 29 days													6 months 29 days
Beginning balance
Granted		1,375,499	1,375,499
Exercised
Expired/Cancelled
Ending balance		1,375,499	1,375,499
Expiry Date		Nov. 27, 2022	Nov. 27, 2022
June Ten Two Thousand Twenty Six [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares		$ 0.13	$ 0.13
Weighted Average Life (Years)		4 years 1 month 13 days	4 years 1 month 13 days													4 years 1 month 13 days
Beginning balance
Granted		3,000,000	3,000,000
Exercised
Expired/Cancelled
Ending balance		1,500,000	1,500,000
Expiry Date		Jun. 10, 2026	Jun. 10, 2026
June Ten Two Thousand Twenty Six One [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares		$ 0.19	$ 0.19
Weighted Average Life (Years)		4 years 1 month 13 days	4 years 1 month 13 days													4 years 1 month 13 days
Beginning balance
Granted		3,000,000	3,000,000
Exercised
Expired/Cancelled
Ending balance		1,500,000	1,500,000
Expiry Date		Jun. 10, 2026	Jun. 10, 2026

[1]	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791 warrants, extending the expiry date from January 17, 2021 to August 31, 2021, subject to acceleration if the closing price of the Company’s shares exceeds CA$0.30 per common share for at least 10 consecutive trading days.
[2]	The Company received approval of the TSX-V on January 13, 2021 and amended the expiry date of 3,643,791
[3]	On December 20, 2019, the Company exercised its right to call, subject to acceleration provisions, all outstanding warrants set to expire between May 7, 2020 and May 13, 2021. The expiry was amended to January 19, 2020. This expiry date was then extended to February 19, 2020. Any unexercised warrants were voided and of no value after February 19, 2020.